CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES:
Comprehensive loss	$ (11,118)	$ (11,023)	$ (21,053)	$ (19,619)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	733	705	1,539	1,012
Depreciation	23	18	45	32
Write-off of intangible assets				45
Fair value adjustment on derivative financial instruments	1,667	(2,251)	1,617	(3,513)
Fair value losses on financial assets at fair value through profit or loss	13	64	112	79
Revaluation of bank deposits	(13)	(87)	77	(105)
Exchange differences in respect of cash and cash equivalents	53	(119)	67	(361)
Total adjustments in respect of income and expenses not involving cash flow	2,476	(1,670)	3,457	(2,811)
Changes in assets and liability items:
Increase in trade receivables	13	(778)	(268)	(679)
Decrease (increase) in prepaid expenses and other receivables	188	(421)	1,459	(1,534)
Increase in inventory	(130)	(610)	(37)	(610)
Increase (decrease) in accounts payable	1,299	1,124	(782)	1,085
Increase (decrease) in accrued expenses and other current liabilities	(1,127)	3,650	(671)	4,119
Total changes in assets and liability items	243	2,965	(299)	2,381
Net cash used in operating activities	(8,399)	(9,728)	(17,895)	(20,049)
INVESTING ACTIVITIES:
Purchase of fixed assets	(2)	(102)	(15)	(102)
Purchase of intangible assets			(500)
Change in investment in current bank deposits	5,000	284	4,869	(15,260)
Purchase of financial assets at fair value through profit or loss	(42)	(10,500)	(1,088)	(13,953)
Proceeds from sale of financial assets at fair value through profit or loss	1,500	5,447	3,450	5,847
Net cash provided by (used in) investing activities	6,456	(4,871)	6,716	(23,468)
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares, net of expenses				1,282
Exercise of warrants and options into ordinary shares, net of expenses		175	355	3,407
Net cash provided by financing activities		175	355	4,689
DECREASE IN CASH AND CASH EQUIVALENTS	(1,943)	(14,424)	(10,824)	(38,828)
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(53)	119	(67)	361
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	7,560	29,624	16,455	53,786
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	5,564	15,319	5,564	15,319
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	$ 148	$ 130	$ 415	$ 201